Derivative Liability Disclosure	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes
Derivative Liability Disclosure	Note 7. Derivative Liability

The Company accounts for the fair value of the conversion features of its convertible debt in accordance with ASC Topic No. 815-15 “Derivatives and Hedging; Embedded Derivatives” (“Topic No. 815-15”). Topic No. 815-15 requires the Company to bifurcate and separately account for the conversion features as an embedded derivative contained in the Company’s convertible debt. The Company is required to carry the embedded derivative on its balance sheet at fair value and account for any unrealized change in fair value as a component of results of operations. The Company values the embedded derivatives using the Black-Scholes pricing model. During the year ended December 31, 2019, the Company recorded debt discount in the amount of $337,496. Amortization of debt discount amounted to $52,979 and $-0- for the three months ended March 31, 2020 and 2019, respectively. Unamortized debt discount at March 31, 2020 and December 31, 2019 were $126,703 and $179,682, respectively. The derivative liability is revalued each reporting period using the Black-Scholes model. As of March 31, 2020 and December 31, 2019, the derivative liability was $1,609,602 and $396,220, respectively.

The Black-Scholes model utilized the following inputs to value the derivative liability at the date of issuance of the convertible note at March 31, 2020:

Stock Price - The stock price was based closing price of the Company’s stock as of the valuation date, which was $0.185 at March 31, 2020.

Variable Conversion Prices - The conversion price was based on: (i) 40% discount to the lowest trading price in the fifteen (15) days prior to the conversion at March 31, 2020 for Fidelis Capital; (ii) 60% multiplied by the lowest trading price during the previous twenty-five (25) trading day period prior to the conversion at March 31, 2020 for Crown Bridge Partners; (iii) the lesser of: (a) the lowest trading price during the previous twenty-five (25) trading day period ending on the latest complete trading day prior to the date of this Note, and (b) the variable conversion which shall mean 60% multiplied by the lowest trading price for the common stock during the twenty-five (25) trading day period ending on the latest complete trading day prior to the conversion at March 31, 2020 for Auctus Fund, LLC.

Time to Maturity - The time to maturity was determined based on the length of time between the valuation date and the maturity of the debt. Time to maturity ranged from 211-2192 to 310 days at March 31, 2020.

Risk Free Rate - The risk free rate was based on the Treasury Note rate as of the valuation dates with a term commensurate with the remaining term of the debt. The risk free rate at March 31, 2020 was 0.17%, based on the term of the note.

Volatility - The volatility was based on the historical volatility of the Company. The average volatility was 611.44% at March 31, 2020.

Note 8. Derivative Liability

The Company accounts for the fair value of the conversion features of its convertible debt in accordance with ASC Topic No. 815-15 “Derivatives and Hedging; Embedded Derivatives” (“Topic No. 815-15”). Topic No. 815-15 requires the Company to bifurcate and separately account for the conversion features as an embedded derivative contained in the Company’s convertible debt. The Company is required to carry the embedded derivative on its balance sheet at fair value and account for any unrealized change in fair value as a component of results of operations. The Company values the embedded derivatives using the Black-Scholes pricing model. During the year ended December 31, 2019, the Company recorded debt discount in the amount of $337,496. Amortization of debt discount amounted to $32,814 and $-0- for the years ended December 31, 2019 and 2018, respectively. Unamortized debt discount at December 31, 2019 and 2018, were $179,682 and $-0-, respectively. The derivative liability is revalued each reporting period using the Black-Scholes model. As of December 31, 2019 and December 31, 2018, the derivative liability was $396,220 and $-0-, respectively.

The Black-Scholes model utilized the following inputs to value the derivative liability at the date of issuance of the convertible note at December 31, 2019:

Stock Price - The stock price was based closing price of the Company’s stock as of the valuation date, which was $.031 at December 31, 2019.

Variable Conversion Prices - The conversion price was based on: (i) 40% discount to the lowest trading price in the fifteen (15) days prior to the conversion at December 31, 2019 for Fidelis Capital; (ii) 60% multiplied by the lowest trading price during the previous twenty-five (25) trading day period prior to the conversion at December 31, 2019 for Crown Bridge Partners; (iii)  the lesser of: (a) the lowest trading price during the previous twenty-five (25) trading day period ending on the latest complete trading day prior to the date of this Note, and (b) the variable conversion which shall mean 60% multiplied by the lowest trading price for the common stock during the twenty-five (25) trading day period ending on the latest complete trading day prior to the conversion at December 31, 2019 for Auctus Fund, LLC.

Time to Maturity - The time to maturity was determined based on the length of time between the valuation date and the maturity of the debt. Time to maturity ranged from 302 to 310 days at December 31, 2019.

Risk Free Rate - The risk free rate was based on the Treasury Note rate as of the valuation dates with a term commensurate with the remaining term of the debt. The risk free rate at December 31, 2019 was 1.59%, based on the term of the note.

Volatility - The volatility was based on the historical volatility of the Company. The average volatility was 568.70% at December 31, 2019.